Interest Income	6 Months Ended
Jun. 30, 2024
Interest Income [Abstract]
Interest income

6. Interest income

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Interest on shareholder loans	-	2,903	-	6,841
Interest on treasury deposits	904,429	136,703	1,361,638	262,959
	904,429	139,606	1,361,638	269,800

Lifezone manages interest generating opportunities through corporate treasury operations by investing group cash in overnight SOFR or term deposit facilities provided by its two main international banks. Lifezone earned interest averaged 4.84-5.02% during the period on these two types of deposits.

Interest income from cash and cash equivalents amounted to $1,361,638 for the six months ended June 30, 2024 (six months ended June 30, 2023: $262,959).